Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

During the year ended December 31, 2016, the Company had the following non-cash investing and financing activities:

-	Issued 30,644 shares of common stock valued at $0 for the issuance of cashless warrants.

-	Decreased related party notes by $1,197,950, decrease related party convertible notes by $473,613, offset by a decrease $448,613 in debt discount decreased convertible notes payable by $1,444,950, offset by a decrease $814,624 in debt discount, decreased accrued interest by $110,382, decreased derivative liabilities by $10,468,224, and increased Series A Preferred by $12,431,882 due to 2,150,391 shares issued in conjunction with the settlement of convertible notes.

-	Increased convertible notes payable and decreased accrued interest by $455,150 for the reclassification of accrued interest to principal.

-	Issued 62,854 shares of Series A Preferred, valued at $407,973, which decreased derivative liabilities by $1,179,710 and for which a gain on debt extinguishment was recorded for $771,737.

-	Increased derivative liabilities for $1,283,448 to record a debt discount on related party convertible notes of $473,613 and a debt discount on convertible notes of $809,835.

-	Increased paid in capital and decreased liability for lack of authorized shares for $852,092.

-	Increased convertible notes payable and decreased loan from shareholder by $127,533 to roll proceeds from shareholder advances to a formal convertible note payable.

-	Issued 433,146 shares of Series A Preferred, valued at $432,866, for loan fees that increased the convertible note debt discount by $363,807 and increased derivative liabilities by $69,059.

-	Issued 11,180,289 shares of common stock valued at $1,590,801 in exchange for 1,118,024 shares of Series A Preferred valued at $4,828,204, resulting in an increase in retained earnings of $3,237,403.

 During the year ended December 31, 2015, the Company had the following non-cash investing and financing activities:

-	Issued 1,995,000 shares of common stock valued at $0 for the issuance of cashless warrants.

-	Issued 43,326 shares of common stock as loan fees on convertible debt.

-	Issued 108,833 shares of preferred stock as loan fees on convertible debt.

-	Issued 920,516 shares of common stock for an extinguishment of $31,721 worth of principal on convertible notes payable $0 worth of accrued interest, $79,044 worth of derivative liabilities and $3,035 worth of debt discount.

-	Issued 74,000 shares of preferred stock for an extinguishment of $22,700 worth of principal on convertible notes payable $0 worth of accrued interest, $0 worth of derivative liabilities and $0 worth of debt discount.

-	Issued 960,929 shares of preferred stock valued at $2,201,963 in exchange for $4,243,566 of notes.

-	Issued 421,797 shares of preferred stock valued at $1,358,726 in exchange for $370,197 of accounts payable and $262,500 of accrued payroll.

-	Issued 25,000 shares of preferred stock as loan extension fees.